UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC
4520 Main Street
 Suite 1425
 Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:  11/30/2013

Date of reporting period: 05/31/2013

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended May 31, 2013 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

Semi-Annual Report 2013

Mid-Cap Fund
Small-Cap Fund
 May 31, 2013

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3015.

Capital Management Funds

Mid Cap
An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling
1-888-626-3863.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about July 30, 2013.

Fund Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid–Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period*
Actual (+15.99%)	$ 1,000.00	$ 1,159.90	$ 8.08
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.45	$ 7.54
Mid–Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period*
Actual (+15.58%)	$ 1,000.00	$ 1,155.80	$ 12.09
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,013.71	$ 11.30
Small–Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period**
Actual (+19.09%)	$ 1,000.00	$ 1,190.90	$ 8.19
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.45	$ 7.54
Small–Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period**
Actual (+18.88%)	$ 1,000.00	$ 1,188.80	$ 9.99
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,015.81	$ 9.20

*
Actual expenses are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 2.25% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**
Actual expenses are based on expenses incurred in the most recent six-month period. The Small-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 1.83% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund Expense Example (Unaudited)

Total Fund operating expense ratios as stated in the current Fund prospectus dated April 1, 2013 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.82%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.52%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.57%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.27%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.96%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.71%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%

*  The Advisor has entered into a contractual agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. The contractual agreement cannot be terminated prior to April 1, 2014 without the Trust’s Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the six month period ended May 31, 2013 were 1.79%, 2.54%, 1.92%, and 2.67% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares and Small-Cap Fund Investor Shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 2 & 3) sections of this report for expense related disclosure during the six month period ended May 31, 2013.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863. Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2013 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value

Common Stock -95.15%

Banks - 2.25%
First Republic Bank	10,000	$371,600

Beverages - 6.00%
* Constellation Brands , Inc. - Class A	10,000	530,100
Dr. Pepper Snapple Group, Inc.	10,000	459,800
		989,900
Chemicals - 5.55%
Kronos Worldwide, Inc.	15,000	253,650
RPM International, Inc.	20,000	662,600
		916,250
Commercial Services - 2.58%
* Quanta Services, Inc.	15,000	425,550

Computers - 5.71%
Seagate Technology PLC	5,000	215,400
Syntel, Inc.	7,000	447,370
* Teradata Corp.	5,000	278,750
		941,520
Electrical Components & Equipment - 2.90%
Energizer Holdings, Inc.	5,000	478,550

Food - 2.09%
McCormick & Co., Inc.	5,000	345,400

Hand & Machine Tools - 10.32%
Lincoln Electric Holdings, Inc.	11,000	657,800
Snap-On, Inc.	8,000	728,720
Stanley Black & Decker, Inc.	4,000	316,880
		1,703,400
Healthcare - Products - 6.03%
DENTSPLY International, Inc.	10,000	417,600
* Henry Schein, Inc.	6,000	577,740
		995,340
Healthcare - Services - 3.00%
Quest Diagnostics, Inc.	8,000	494,720

Household Products & Wares - 7.21%
Newell Rubbermaid, Inc.	20,000	540,800
Tupperware Brands Corp.	8,000	647,840
		1,188,640
Machinery - Diversified - 5.11%
* Chart Industries, Inc.	5,000	486,400
Nordson Corp.	5,000	356,100
		842,500

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2013 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value

Common Stock - 95.15% (continued)

Mining - 6.24%
Cameco Corp.	15,000	$325,050
Silver Wheaton Corp.	20,000	474,400
Yamana Gold, Inc.	20,000	230,800
		1,030,250
Miscellaneous Manufacturing - 2.17%
Hillenbrand, Inc.	15,000	357,900

Oil & Gas - 5.42%
Cabot Oil & Gas Corp.	5,000	351,800
Energen Corp.	10,000	541,900
		893,700
Oil & Gas Services - 2.95%
* Cameron International Corp.	8,000	486,960

Pharmaceuticals - 3.68%
* Salix Pharmaceuticals Ltd.	10,000	606,700

Real Estate - 2.87%
W.P. Carey, Inc.	7,000	474,180

Retail - 5.85%
GNC Holdings, Inc. - Class A	10,000	450,300
Ross Stores, Inc.	8,000	514,400
		964,700

Semiconductors - 4.45%
* LSI Corp.	50,000	370,000
Microchip Technology, Inc.	10,000	364,800
		734,800
Textiles - 2.77%
Cintas Corp.	10,000	456,550

Total Common Stock (Cost $11,544,885)		15,699,110

Exchange-Traded Funds - 1.87%
* SPDR Gold Trust	2,300	308,016

Total Exchange-Traded Funds (Cost $187,561)		308,016

Investment Companies - 3.03%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	499,529	499,529

Total Investment Companies (Cost $499,529)		499,529

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2013 (Unaudited)	SEMI-ANNUAL REPORT

Value

Total Investments (Cost $12,231,975) - 100.05%	$16,506,655
Liabilities In Excess of Other Assets, net - (0.05)%	(7,461)

Net Assets - 100.00%	$16,499,194

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2013 which is subject to change and resets daily.

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2013 (Unaudited)	SEMI-ANNUAL REPORT

	% of Net
Industry	Assets	Value

Banks	2.25%	371,600
Beverages	6.00%	$989,900
Chemicals	5.55%	916,250
Commercial Services	2.58%	425,550
Computers	5.71%	941,520
Electrical Components & Equipment	2.90%	478,550
Exchange Traded Funds	1.87%	308,016
Food	2.09%	345,400
Hand & Machine Tools	10.32%	1,703,400
Healthcare - Products	6.03%	995,340
Healthcare - Services	3.00%	494,720
Household Products & Wares	7.21%	1,188,640
Investment Companies	3.03%	499,529
Machinery - Diversified	5.11%	842,500
Mining	6.24%	1,030,250
Miscellaneous Manufacturing	2.17%	357,900
Oil & Gas	5.42%	893,700
Oil & Gas Services	2.95%	486,960
Pharmaceuticals	3.68%	606,700
Real Estate	2.87%	474,180
Retail	5.85%	964,700
Semiconductors	4.45%	734,800
Textiles	2.77%	456,550
	100.05%	$16,506,655

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2013 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value

Closed-End Funds - 1.13%
Central Fund of Canada, Ltd.	10,000	$159,600

Total Closed-End Funds (Cost $210,500)		159,600

Common Stock - 91.55%

Apparel - 5.74%
* Deckers Outdoor Corp.	10,000	536,800
* Maidenform Brands, Inc.	15,000	272,850
		809,650
Banks - 2.41%
Bryn Mawr Bank Corp.	15,000	340,200

Chemicals - 6.18%
Stepan Co.	10,000	540,300
Zep, Inc.	20,000	331,600
		871,900
Commercial Services - 9.42%
Deluxe Corp.	15,000	561,000
H&E Equipment Services, Inc.	20,000	447,600
Heartland Payment Systems, Inc.	10,000	320,600
		1,329,200
Distribution & Wholesale - 3.40%
Watsco, Inc.	5,500	479,875

Electric - 6.28%
Black Hills Corp.	10,000	474,700
NorthWestern Corp.	10,000	411,600
		886,300
Electronics - 2.85%
* Rofin-Sinar Technologies, Inc.	15,000	401,400

Engineering & Construction - 4.49%
Chicago Bridge & Iron Co. NV	10,000	633,000

Environmental Control - 2.90%
Covanta Holding Corp.	20,000	409,000

Food - 5.72%
B&G Foods, Inc.	10,000	287,800
Snyders-Lance, Inc.	20,000	518,400
		806,200
Forest Products & Paper - 4.11%
KapStone Paper and Packaging Corp.	20,000	580,200

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2013 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value

Common Stock - 91.55% (continued)

Gas - 4.24%
Questar Corp.	15,000	$364,650
South Jersey Industries, Inc.	4,000	233,680
		598,330
Healthcare - Products - 2.30%
Meridian Bioscience, Inc.	15,000	324,150

Household Products & Wares - 5.89%
* Jarden Corp.	12,000	558,960
WD-40 Co.	5,000	271,200
		830,160
Iron & Steel - 2.73%
Carpenter Technology Corp.	8,000	385,280

Machinery - Construction & Mining - 4.38%
Hyster-Yale Materials Handling, Inc.	10,000	618,000

Oil & Gas - 4.27%
* Birchcliff Energy Ltd.	40,000	344,400
Precision Drilling	30,000	258,000
		602,400
Pipelines - 2.04%
Eagle Rock Energy Partners LP	34,000	287,640

REITs - 3.53%
Rayonier, Inc.	9,000	498,600

Retail - 3.79%
Buckle, Inc.	10,000	534,800

Semiconductors - 4.88%
* MEMC Electronic Materials, Inc.	40,000	322,800
* Silicon Image, Inc.	60,000	365,400
		688,200

Total Common Stock (Cost $8,513,067)		12,914,485

Investment Companies - 6.76%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	954,106	954,106

Total Investment Companies (Cost $954,106)		954,106

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2013 (Unaudited)	SEMI-ANNUAL REPORT

Value

Total Investments (Cost $9,677,673) - 99.44%	$14,028,191
Other Assets in Excess of Liabilities, net - 0.56%	78,420
Net Assets - 100.00%	$14,106,611

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2013 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2013 (Unaudited)	SEMI-ANNUAL REPORT

	% of Net
Industry	Assets	Value

Apparel	5.74%	$809,650
Banks	2.41%	340,200
Chemicals	6.18%	871,900
Closed-end Funds	1.13%	159,600
Commercial Services	9.42%	1,329,200
Distribution & Wholesale	3.40%	479,875
Electric	6.28%	886,300
Electronics	2.85%	401,400
Engineering & Construction	4.49%	633,000
Environmental Control	2.90%	409,000
Food	5.72%	806,200
Forest Products & Paper	4.11%	580,200
Gas	4.24%	598,330
Healthcare - Products	2.30%	324,150
Household Products & Wares	5.89%	830,160
Investment Companies	6.76%	954,106
Iron & Steel	2.73%	385,280
Machinery - Construction & Mining	4.38%	618,000
Oil & Gas	4.27%	602,400
Pipelines	2.04%	287,640
REITs	3.53%	498,600
Retail	3.79%	534,800
Semiconductors	4.88%	688,200
Total	99.44%	$14,028,191

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2013 (Unaudited)	Mid-Cap Fund	Small-Cap Fund

Assets:
Investments, at cost	$12,231,975	$9,677,673
Investments, at value (note 1)	16,506,655	14,028,191
Receivables:
Investments sold	-	80,685
Fund shares sold	1,842	-
Dividends and interest	14,800	19,047
Prepaid expenses	5,348	4,651
Total assets	16,528,645	14,132,574

Liabilities:
Payables:
Due to advisor (note 2)	10,399	7,394
Due to administrator (note 2)	5,343	4,910
Distribution and Service (12b-1) fees - Investor Shares (note 3)	657	131
Other liabilities and accrued expenses	13,052	13,528
Total liabilities	29,451	25,963

Total Net Assets	$16,499,194	14,106,611

Net Assets consist of:
Capital (par value and paid in surplus)	$11,425,403	$9,801,998
Accumulated net investment loss	(45,943)	(57,447)
Accumulated net realized gain on investments	845,054	11,542
Net unrealized appreciation on investments	4,274,680	4,350,518
Total Net Assets	$16,499,194	$14,106,611

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	765,940	658,366
Net Assets - Institutional Shares	$16,057,338	$13,921,706
Net Asset Value, Maximum Offering and Redemption Price Per Share	$20.96	$21.15

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	24,412	9,204
Net Assets - Investor Shares	$441,856	$184,905
Net Asset Value and Redemption Price Per Share	$18.10	$20.09
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97)	$18.66
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97)		$20.71

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF OPERATIONS

For the six month period ended May 31, 2013 (Unaudited)	Mid-Cap Fund	Small-Cap Fund

Investment income:
Dividends	$122,127	$162,063
Foreign withholding tax	(1,749)	(819)
Interest	32	33
Total investment income	120,410	161,277

Expenses:
Advisory fees (note 2)	77,623	65,466
Distribution and service (12b-1) fees - Investor Shares (note 3)	1,565	644
Administration fees (note 2)	26,074	23,642
Legal fees	11,264	11,264
Audit and tax preparation fees	7,730	7,730
Trustees' fees and meeting expenses	6,732	6,732
Other operating expenses	4,199	4,199
Custody fees	2,992	4,188
Securities pricing fees	1,795	1,794
Registration and filing fees	834	549
Total Expenses	140,808	126,208
Less:
Advisory fees waived (note 2)	(22,807)	(27,366)
Distribution and service (12b-1) fees waived (note 2)	-	(356)
Net Expenses	118,001	98,486

Net Investment Income	2,409	62,791

Realized and unrealized gain on investments:
Net realized gain on investments	973,257	11,542
Net change in unrealized appreciation on investments	1,319,495	2,183,183
Net Realized and Unrealized Gain on Investments	2,292,752	2,194,725

Net Increase in Net Assets Resulting from Operations	$2,295,161	$2,257,516

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Mid-Cap Fund
For the fiscal year or period ended	May 31, 2013	November 30, 2012
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,409	$(48,352)
Net realized gain (loss) on investments	973,257	(128,203)
Net change in unrealized appreciation on investments	1,319,495	1,379,199
Net Increase in Net Assets Resulting from Operations	2,295,161	1,202,644

Distributions to shareholders from:
Net realized gain from investment transactions
Institutional Shares	-	-
Investor Shares	-	-
Decrease in Net Assets Resulting from Distributions	-	-

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	-	101,237
Reinvested dividends and distributions	-	-
Shares repurchased	(225,775)	(187,014)
Investor Shares
Shares sold	1,843	32,038
Reinvested dividends and distributions	-	-
Shares repurchased	(55,082)	(6,852)
Decrease in Net Assets from Capital Share Transactions	(279,014)	(60,591)

Net Increase in Net Assets	2,016,147	1,142,053

Net Assets:
Beginning of year or period	14,483,047	13,340,994
End of year or period	$16,499,194	$14,483,047

Accumulated Net Investment Loss	$(45,943)	$(48,352)

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund
For the fiscal year or period ended	May 31, 2013	November 30, 2012
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$62,791	$154,066
Net realized gain on investments	11,542	707,300
Net change in unrealized appreciation (depreciation) on investments	2,183,183	(12,893)
Net Increase in Net Assets Resulting from Operations	2,257,516	848,473

Distributions to shareholders from:
Net investment income
Institutional Shares	-	(152,553)
Investor Shares	-	(1,513)
In excess of net investment income
Institutional Shares	-	(39,371)
Investor Shares	-	(645)
Net realized capital gains
Institutional Shares	-	(533,710)
Investor Shares	-	(7,400)
Decrease in Net Assets Resulting from Distributions	-	(735,192)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	-	57,735
Reinvested dividends and distributions	-	627,788
Shares repurchased	-	-
Investor Shares
Shares sold	-	-
Reinvested dividends and distributions	-	9,558
Shares repurchased	-	-
Increase in Net Assets from Capital Share Transactions	-	695,081

Net Increase in Net Assets	2,257,516	808,362

Net Assets:
Beginning of year or period	11,849,095	11,040,733
End of year or period	$14,106,611	$11,849,095

Accumulated Net Investment Loss	$(57,447)	$(120,238)

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year or period ended

	Mid-Cap Fund

	Institutional Shares
	Six month
	Period Ended		November 30,
	May 31, 2013		2012	2011	2010	2009	2008
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$18.07		$16.56	$16.48	$14.58	$11.37	$21.71

Investment Operations:

Net investment income (loss)	-	(a)	(0.06)	(0.04)	(0.04)	0.04	(0.18)
Net realized and unrealized gain (loss) on
investments	2.89		1.57	0.43	1.94	3.21	(7.02)
Total from investment operations	2.89		1.51	0.39	1.90	3.25	(7.20)

Less Distributions:
From net investment income	-		-	-	-	(0.04)	(0.05)
From net reailized capital gains	-		-	(0.31)	-	-	(3.09)
Total distributions	-		-	(0.31)	-	(0.04)	(3.14)

Net Asset Value, End of Year or Period	$20.96		$18.07	$16.56	$16.48	$14.58	$11.37

Total Return (b)	15.99%	(c)	9.12%	2.38%	13.03%	28.56%	(38.45)%

Ratios/Supplemental Data
Net Assets, End of Year or Period (in 000's)	$16,057		$14,048	$12,964	$12,950	$11,627	$9,260
Ratio of Gross Expenses to Average Net Assets (d)	1.79%	(e)	1.80%	1.79%	1.84%	1.95%	2.00%
Ratio of Net Expenses to Average Net Assets (d)	1.50%	(e)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.05%	(e)	(0.33)%	(0.25)%	(0.24%)	0.32%	(0.75)%
Portfolio Turnover Rate	16.51%	(c)	33.43%	39.62%	27.56%	18.26%	25.32%

(a)	Net investment income resulted in less than $0.01 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Not Annnualized.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Annnualized.

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year or period ended

	Mid-Cap Fund

	Investor shares
	Six month
	Period Ended		November 30,
	May 31, 2013		2012	2011	2010	2009	2008
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$15.66		$14.46	$14.54	$12.96	$10.16	$19.85

Investment Operations:
Net investment loss	(0.06)		(0.16)	(0.15)	(0.15)	(0.05)	(0.23)
Net realized and unrealized gain (loss) on
investments	2.50		1.36	0.38	1.73	2.85	(6.33)
Total from investment operations	2.44		1.20	0.23	1.58	2.80	(6.56)

Less Distributions:
From net investment income	-		-	-	-	-	(0.04)
From net realized capital gains	-		-	(0.31)	-	-	(3.09)
Total distributions	-		-	(0.31)	-	-	(3.13)

Net Asset Value, End of Year or Period	$18.10		$15.66	$14.46	$14.54	$12.96	$10.16

Total Return (a)	15.58%	(b)	8.30%	1.60%	12.19%	27.56%	(38.88)%

Ratios/Supplemental Data
Net Assets, End of Year or Period (in 000's)	$442		$435	$377	$372	$382	$290
Ratio of Gross Expenses to Average Net Assets (c)	2.54%	(d)	2.55%	2.54%	2.59%	2.70%	2.75%
Ratio of Net Expenses to Average Net Assets (c)	2.25%	(d)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to
Average Net Assets	(0.70%)	(d)	(1.08%)	(1.00%)	(0.99%)	(0.44%)	(1.46%)
Portfolio Turnover Rate	16.51%	(b)	33.43%	39.62%	27.56%	18.26%	25.32%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(b)	Not Annnualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Annnualized.

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year or period ended

	Small-Cap Fund

	Institutional Shares
	Six month
	Period Ended		November 30,
	May 31, 2013		2012	2011	2010	2009		2008
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$17.76		$17.58	$16.93	$13.33	$11.40		$19.83

Investment Operations:

Net investment income (loss)	0.10		0.26	0.14	(0.05)	-	(a)	(0.08)
Net realized and unrealized gain (loss) on
investments	3.29		1.09	2.14	3.87	1.95		(5.18)
Total from investment operations	3.39		1.35	2.28	3.82	1.95		(5.26)

Less Distributions:
From net investment income	-		(0.26)	(0.13)	-	-	(a)	-
In excess of net investment income	-		(0.05)	(0.07)	(0.01)	(0.02)		-
From net realized capital gains	-		(0.86)	(1.43)	(0.21)	-		(3.17)
Total distributions	-		(1.17)	(1.63)	(0.22)	(0.02)		(3.17)

Net Asset Value, End of Year or Period	$21.15		$17.76	$17.58	$16.93	$13.33		$11.40

Total Return (b)	19.09%	(c)	7.65%	13.51%	28.65%	17.10%		(31.65)%

Ratios/Supplemental Data
Net Assets, End of Year or Period (in 000's)	$13,922		$11,694	$10,896	$9,929	$7,716		$6,812
Ratio of Gross Expenses to Average Net Assets (d)	1.92%	(e)	1.93%	1.94%	2.06%	2.24%		2.39%
Ratio of Net Expenses to Average Net Assets (d)	1.50%	(e)	1.50%	1.50%	1.50%	1.50%		1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.97%	(e)	1.35%	0.69%	(0.28)%	0.03%		(0.51)%
Portfolio Turnover Rate	14.07%	(c)	29.36%	41.52%	19.34%	33.07%		32.76%

(a)	Net investment income and distributions from net investment income resulted in less than $0.01 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Not Annualized.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Annualized.

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year or period ended

	Small-Cap Fund

	Investor shares
	Six month
	Period Ended		November 30,
	May 31, 2013		2012	2011	2010	2009	2008
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$16.90		$16.78	$16.23	$12.83	$10.99	$19.21

Investment Operations:
Net investment income (loss)	0.06		0.21	0.08	(0.12)	(0.02)	(0.13)
Net realized and unrealized gain (loss) on
investments	3.13		1.02	2.04	3.73	1.86	(4.92)
Total from investment operations	3.19		1.23	2.12	3.61	1.84	(5.05)

Less Distributions:
From net investment income	-		(0.19)	(0.09)	-	-	-
In excess of net investment income	-		(0.06)	(0.05)	-	-	-
From net realized capital gains	-		(0.86)	(1.43)	(0.21)	-	(3.17)
Total distributions	-		(1.11)	(1.57)	(0.21)	-	(3.17)

Net Asset Value, End of Year or Period	$20.09		$16.90	$16.78	$16.23	$12.83	$10.99

Total Return (a)	18.88%	(b)	7.31%	13.10%	28.16%	16.74%	(31.56)%

Ratios/Supplemental Data
Net Assets, End of Year or Period (in 000's)	$185		$156	$145	$128	$99	$85
Ratio of Gross Expenses to Average Net Assets (c)	2.67%	(d)	2.68%	2.69%	2.81%	2.99%	3.14%
Ratio of Net Expenses to Average Net Assets (c)	1.84%	(d)	1.83%	1.83%	1.83%	1.83%	1.84%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.63%	(d)	1.02%	0.35%	(0.61)%	(0.31)%	(0.84)%
Portfolio Turnover Rate	14.07%	(b)	29.36%	41.52%	19.34%	33.07%	32.76%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(b)	Not Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Annualized.

See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2013

1.	Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the “Funds” and individually the “Mid-Cap Fund” and “Small-Cap Fund”) are series funds. The Funds are part of the Capital Management Investment Trust (the “Trust”), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation through investment in equity securities of medium-capitalization companies, consisting of common and preferred stocks and securities convertible into common stocks.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation with a secondary consideration of current income through investment in equity securities of small capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks.

Each Fund offers two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2013

1.	Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of May 31, 2013:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$15,699,110	$-	$15,699,110
Exchange-Traded Funds	308,016	-	308,016
Investment Companies	-	499,529	499,529
Totals	$16,007,126	$499,529	$16,506,655

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Closed-end Funds	$159,600	$-	$159,600
Common Stocks (b)	12,914,485	-	12,914,485
Investment Companies	-	954,106	954,106
Totals	$13,074,085	$954,106	$14,028,191

(a)
As of and during the six month period ended May 31, 2013, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels during the six month period ended May 31, 2013.  It is the Funds’ policy to recognize transfers at the end of the reporting period.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2013

1.	Organization and Significant Accounting Policies (Continued)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the six month period ended May 31, 2013, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of May 31, 2013, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2009, November 30, 2010, November 30, 2011 and November 30, 2012) and during the six month period ended May 31, 2013 and has concluded that no provision for income tax is required in these financial statements.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2013

2.	Agreements

Advisor
The Funds pay a monthly advisory fee to Capital Management Associates, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 2 provided below. The Advisor has entered into contractual agreements (“Expense Limitation Agreement”) with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Funds for the current year. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years, provided the Funds’ assets exceed $10 million and the Funds have reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. A breakout of the recoupable fees for the previous three years are listed below in Table 1. The Advisor may recapture the amount no later than November 30 of the corresponding year listed below. The expense limitation percentages including 12b-1 fees, as well as the Advisory fees waived and expenses reimbursed for the current year, are included in Table 2.

Table 1
Fund	2016	2015	2014	2013
Mid-Cap Fund	$ 22,807	$ 41,267	$ 40,330	$ 42,437
Small-Cap Fund	$ 27,366	$ 49,555	$ 49,540	$ 51,221

Table 2
Advisory Fees		Expense Limitation Ratio
Average Net Assets	Rate		Mid-Cap Fund	Small-Cap Fund
First $100 million	1.00%	Institutional	1.50%	1.50%
Next $150 million	0.90%	Investor	2.25%	2.25%
Next $250 million	0.85%
Over $500 million	0.80%

Advisory Fees Waived		Expenses Reimbursed
Mid-Cap Fund	Small-Cap Fund	Mid-Cap Fund	Small-Cap Fund
$ 22,807	$ 27,366	$ -	$ -

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2013

2.	Agreements (Continued)

Administrator
Matrix 360 Administration, LLC (“Matrix” or the “Administrator”), formerly named Matrix Capital Group, Inc., serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust. Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Funds, each Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended May 31, 2013, Matrix earned $26,074 and $23,642 for the Mid-Cap Fund and Small-Cap Fund, respectively, including out of pocket expenses. These amounts are included in Administration fees on the Statements of Operations.

Distributor
Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the six month period ended May 31, 2013, $57 and $0 of sales charges were paid for the Mid-Cap Fund and Small-Cap Fund, respectively. During the six month period ended May 31, 2013, there were commissions on investment transactions paid to the Distributor of $5,950 and $12,300 for the Mid-Cap Fund and Small-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Distributor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act
(the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each period elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares’ average daily net assets. The Funds incurred $1,565 and $644, for the Mid-Cap Fund and Small-Cap Fund, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the six month period ended May 31, 2013. The Distributor has voluntarily waived $356 of these fees for the Small-Cap Fund for the six month period ended May 31, 2013.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2013

4.	Purchases and Sales of Investment Securities

For the six month period ended May 31, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$2,768,626	$2,462,647
Small-Cap Fund	1,747,448	2,135,439

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended May 31, 2013.

5.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2012, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of May 31, 2013, (3) post-October and post-December loss deferrals as of November 30, 2012 and (4) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed		Long-Term	Deferred
	Long-Term Gains	Ordinary Income	Capital Loss Carryforwards (Non-expiring)	Post-October Losses	Post-December Losses	Net Tax Appreciation (Depreciation)	Distributable Earnings, Net
Mid-Cap Fund	$-	$-	$(128,203)	$-	$(48,352)	$2,955,185	$2,778,630
Small-Cap Fund	-	8,860	-	-	-	2,038,237	2,047,097

The undistributed ordinary income, capital gains, post-October losses, post-December and carryforward losses shown above differ from corresponding accumulated net investment loss and accumulated net realized loss figures reported in the Statements of Assets and Liabilities due to differing book/tax treatment of temporary book/tax differences due to the flow through income and deferred passive losses from limited partnerships.

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of May 31, 2013 are noted below.

Table 2		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$12,231,975	$4,544,229	$(269,549)	$4,274,680
Small-Cap Fund	9,822,658	4,464,857	(259,324)	4,205,533

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2013

5.	Federal Income Tax (Continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of November 30, 2012, The Funds elected to defer net capital losses as indicated in the chart below.

Table 3	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred
Mid-Cap Fund	$-	$-	$48,352
Small Cap Fund	-	166,191	-

At November 30, 2012, the Mid-Cap Fund had available for federal income tax purposes unused non-expiring long-term capital loss carryforwards of $128,203, which are available for offset against future capital gains.  To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, deferral of post-December losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital. For the fiscal year ended November 30, 2012, the Small-Cap Fund reclassified $458 of net investment loss to paid-in capital on the Statement of Assets and Liabilities.

Table 4	For the Six Month Period Ended May 31, 2013 Distributions from		For Fiscal Year Ended November 30, 2012 Distributions from
	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain	Ordinary Income
Mid-Cap Fund	$-	$-	$-	$-
Small Cap Fund	-	-	541,110	194,082

6.	Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2013	For the Fiscal Year Ended November 30, 2012	For the Six Month Period Ended May 31, 2013	For the Fiscal Year Ended November 30, 2012
Transactions in Capital Shares
Shares sold	-	5,729	101	2,149
Reinvested distributions	-	-	-	-
Shares repurchased	(11,439)	(10,988)	(3,462)	(452)
Net (Decrease) Increase in Capital Shares	(11,439)	(5,259)	3,361	1,697
Shares Outstanding, Beginning of Year	777,379	782,638	27,773	26,076
Shares Outstanding, End of Year	765,940	777,379	24,412	27,773

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2013

6.	Capital Share Transactions (continued)

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2013	For the Fiscal Year Ended November 30, 2012	For the Six Month Period Ended May 31, 2013	For the Fiscal Year Ended November 30, 2012
Transactions in Capital Shares
Shares sold	-	3,106	-	-
Reinvested distributions	-	35,348	-	566
Shares repurchased	-	-	-	-
Net Increase in Capital Shares	-	38,454	-	566
Shares Outstanding, Beginning of Year	658,366	619,912	9,204	8,638
Shares Outstanding, End of Year	658,366	658,366	9,204	9,204

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers

The business and affairs of each Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and each Fund is set forth in the following tables. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 140 Broadway, 44th Floor, New York, NY 10005.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $500 per Fund per meeting attended in person and $300 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee*	Aggregate Compensation From each Fund**	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$900	None	None	$1,800
Paul J. Camilleri	$1,500	None	None	$3,000
Anthony J. Walton	$500	None	None	$1,000
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

*	Each of the Trustees serves as a Trustee to the two Funds of the Trust.
**	Figures are for the six month period ended May 31, 2013.

2.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

3.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.  Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

The Capital Management Mutual Funds
are series of the
Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Matrix360 Administration, LLC	Capital Management Associates, Inc.
4520 Main Street	140 Broadway
Suite 1425	New York, NY 10005
Kansas City, MO 64111

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: July 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: July 16, 2013